Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Investments
Investments as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Equity method investments	$26,257	$23,548
Equity investments without readily determinable fair values	142	134

Total investments	$26,399	$23,682